UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Vincent P. Corti

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

TEM 1 – Schedule of Investments

Washington Mutual Investors FundSM

Investment portfolio

January 31, 2013 unaudited

Common stocks — 96.77%	Shares	Value (000)

ENERGY — 12.49%
Chevron Corp.	26,240,000	$3,021,536
ConocoPhillips	7,010,000	406,580
Enbridge Inc.	7,100,000	310,554
EOG Resources, Inc.	500,000	62,490
FMC Technologies, Inc.[1]	2,380,000	112,693
Hess Corp.	2,140,000	143,722
Imperial Oil Ltd.	1,500,000	65,925
Pioneer Natural Resources Co.	4,050,000	476,037
Royal Dutch Shell PLC, Class A (ADR)	886,700	62,530
Royal Dutch Shell PLC, Class B (ADR)	26,515,000	1,928,171
Schlumberger Ltd.	3,900,000	304,395
Technip SA (ADR)	9,090,000	246,339
		7,140,972

MATERIALS — 4.20%
Air Products and Chemicals, Inc.	2,400,000	209,832
Dow Chemical Co.	23,560,000	758,632
E.I. du Pont de Nemours and Co.	3,400,000	161,330
MeadWestvaco Corp.	6,435,000	201,737
Nucor Corp.	7,700,000	354,277
Potash Corp. of Saskatchewan Inc.	8,650,000	367,625
Praxair, Inc.	3,020,000	333,318
Sigma-Aldrich Corp.	200,000	15,466
		2,402,217

INDUSTRIALS — 19.34%
Boeing Co.	28,130,000	2,077,963
Caterpillar Inc.	8,060,000	793,023
CSX Corp.	9,500,000	209,285
Cummins Inc.	1,020,000	117,127
Deere & Co.	1,700,000	159,902
Eaton Corp. PLC	10,950,000	623,603
Emerson Electric Co.	4,520,000	258,770
General Dynamics Corp.	2,950,000	195,585
General Electric Co.	41,900,000	933,532
Honeywell International Inc.	1,360,000	92,806
Lockheed Martin Corp.	11,840,000	1,028,541
Norfolk Southern Corp.	1,196,855	82,427
Northrop Grumman Corp.	7,883,050	512,714
Parker-Hannifin Corp.	2,400,000	223,128
Precision Castparts Corp.	90,000	16,506
Raytheon Co.	1,500,000	79,020
Rockwell Automation	2,000,000	178,380
Rockwell Collins, Inc.	5,930,000	349,158
Siemens AG (ADR)	735,000	80,497
Union Pacific Corp.	12,267,900	1,612,738
United Technologies Corp.	8,420,000	737,339
W.W. Grainger, Inc.	525,000	114,356
Waste Management, Inc.	16,000,000	582,080
		11,058,480

CONSUMER DISCRETIONARY — 10.36%
Amazon.com, Inc.[1]	3,255,000	864,202
CBS Corp., Class B	4,280,000	178,562
DIRECTV[1]	1,075,000	54,975
Home Depot, Inc.	41,919,300	2,805,240
Honda Motor Co., Ltd. (ADR)	500,000	18,845
Johnson Controls, Inc.	13,195,000	410,233
Lowe’s Companies, Inc.	5,500,000	210,045
McGraw-Hill Companies, Inc.	13,759,100	791,423
VF Corp.	4,000,000	590,320
		5,923,845

CONSUMER STAPLES — 8.76%
Avon Products, Inc.	20,000,000	339,600
Coca-Cola Co.	27,920,000	1,039,741
Colgate-Palmolive Co.	1,860,000	199,708
Costco Wholesale Corp.	1,325,000	135,600
Kimberly-Clark Corp.	4,115,000	368,334
Mondelez International, Inc.	10,540,000	292,906
Nestlé SA (ADR)	7,610,192	535,149
PepsiCo, Inc.	9,900,000	721,215
Procter & Gamble Co.	9,730,800	731,367
Unilever NV (New York registered)	7,935,000	321,209
Wal-Mart Stores, Inc.	4,600,000	321,770
		5,006,599

HEALTH CARE — 11.36%
Baxter International Inc.	10,145,000	688,237
Bristol-Myers Squibb Co.	25,080,000	906,391
Cardinal Health, Inc.	9,590,000	420,138
Gilead Sciences, Inc.[1]	8,400,000	331,380
Johnson & Johnson	18,120,000	1,339,431
Merck & Co., Inc.	51,725,000	2,237,106
Pfizer Inc	5,650,000	154,132
Quest Diagnostics Inc.	3,015,000	174,719
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	80,919
UnitedHealth Group Inc.	2,935,000	162,041
		6,494,494

FINANCIALS — 11.35%
ACE Ltd.	1,010,000	86,183
Allstate Corp.	5,250,000	230,475
American Express Co.	21,550,000	1,267,355
Charles Schwab Corp.	7,260,000	120,008
Chubb Corp.	2,500,000	200,775
Citigroup Inc.	5,000,000	210,800
CME Group Inc., Class A	8,555,645	494,859
Goldman Sachs Group, Inc.	4,533,000	670,249
JPMorgan Chase & Co.	12,658,700	595,592
M&T Bank Corp.	1,250,000	128,363
Marsh & McLennan Companies, Inc.	5,370,000	190,528
Moody’s Corp.	2,450,000	134,309
Toronto-Dominion Bank	1,300,000	108,602
U.S. Bancorp	10,375,000	343,412
Wells Fargo & Co.	48,965,600	1,705,472
		6,486,982

INFORMATION TECHNOLOGY — 6.48%
Apple Inc.	555,000	252,697
Automatic Data Processing, Inc.	2,040,000	120,951
Google Inc., Class A1	445,000	336,282
International Business Machines Corp.	80,000	16,246
Linear Technology Corp.	8,833,000	323,464
Microsoft Corp.	34,500,000	947,715
Oracle Corp.	23,525,000	835,373
Paychex, Inc.	1,900,000	61,997
Texas Instruments Inc.	24,552,500	812,197
		3,706,922

TELECOMMUNICATION SERVICES — 4.60%
AT&T Inc.	30,590,000	1,064,226
Verizon Communications Inc.	35,860,000	1,563,855
		2,628,081

UTILITIES — 5.42%
Dominion Resources, Inc.	6,050,000	327,365
Duke Energy Corp.	4,330,000	297,644
Edison International	2,600,000	125,294
Exelon Corp.	9,125,000	286,890
FirstEnergy Corp.	18,133,100	734,209
National Grid PLC (ADR)	8,130,000	446,500
PG&E Corp.	18,815,000	802,272
PPL Corp.	2,500,000	75,725
		3,095,899

MISCELLANEOUS — 2.41%
Other common stocks in initial period of acquisition		1,378,469

Total common stocks (cost: $40,568,258,000)		55,322,960

	Principal amount
Short-term securities — 3.63%	(000)

Chariot Funding, LLC 0.20% due 4/15/2013[2]	$ 50,000	49,989
Jupiter Securitization Co., LLC 0.19% due 4/25/2013[2]	25,000	24,989
Coca-Cola Co. 0.12%–0.15% due 2/27–4/17/2013[2]	69,300	69,286
Fannie Mae 0.11%–0.155% due 2/19–8/20/2013	325,100	324,950
Federal Home Loan Bank 0.06%–0.165% due 2/1–7/19/2013	406,700	406,616
Freddie Mac 0.09%–0.16% due 2/6–7/23/2013	499,200	499,090
General Electric Co. 0.11% due 2/1/2013	42,700	42,700
Google Inc. 0.12% due 4/9/2013[2]	28,100	28,092
Harvard University 0.15% due 3/18/2013	20,000	19,997
John Deere Credit Ltd. 0.18% due 2/1/2013[2]	38,100	38,100
Medtronic Inc. 0.14% due 2/7/2013[2]	62,500	62,498
Merck & Co. Inc. 0.09% due 2/22/2013[2]	25,000	24,999
National Rural Utilities Cooperative Finance Corp. 0.16% due 2/8/2013	25,000	24,999
Paccar Financial Corp. 0.09% due 2/25–3/1/2013	36,400	36,397
Private Export Funding Corp. 0.14% due 4/18/2013[2]	25,000	24,989
Regents of the University of California 0.14% due 4/1/2013	35,000	34,992
U.S. Treasury Bills 0.07%–0.145% due 2/14–4/25/2013	223,700	223,685
Variable Funding Capital Corp. 0.17% due 4/15/2013[2]	43,900	43,882
Wal-Mart Stores, Inc. 0.07%–0.08% due 2/11–2/13/2013[2]	57,419	57,417
Walt Disney Co. 0.13% due 5/10–5/13/2013[2]	37,800	37,781

Total short-term securities (cost: $2,075,361,000)		2,075,448

Total investment securities (cost: $42,643,619,000)		57,398,408
Other assets less liabilities		(229,790)

Net assets		$57,168,618

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $462,022,000, which represented .81% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the Fund’s investment adviser, values the Fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs – The Fund’s investment adviser uses the following methods and inputs to establish the fair value of the Fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the Fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Fund’s board of trustees has delegated authority to the Fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The Fund’s investment adviser classifies the Fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of January 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$ 7,140,972	$ —	$ —	$ 7,140,972
Materials	2,402,217	—	—	2,402,217
Industrials	11,058,480	—	—	11,058,480
Consumer discretionary	5,923,845	—	—	5,923,845
Consumer staples	5,006,599	—	—	5,006,599
Health care	6,494,494	—	—	6,494,494
Financials	6,486,982	—	—	6,486,982
Information technology	3,706,922	—	—	3,706,922
Telecommunication services	2,628,081	—	—	2,628,081
Utilities	3,095,899	—	—	3,095,899
Miscellaneous	1,378,469	—	—	1,378,469
Short-term securities	—	2,075,448	—	2,075,448
Total	$55,322,960	$2,075,448	$ —	$57,398,408

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,024,996
Gross unrealized depreciation on investment securities	(306,467)
Net unrealized appreciation on investment securities	14,718,529
Cost of investment securities for federal income tax purposes	42,679,879

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the Fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-001-0313O-S32903

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 28, 2013